Expense Example {- Fidelity® Series Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-09 - Fidelity® Series Long-Term Treasury Bond Index Fund - Fidelity Series Long-Term Treasury Bond Index Fund-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none